Derivative financial instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effects of derivatives
Amount of gain or (loss) recognized in financial income (expense), Total	$ 75,000,000	$ 631,000,000	$ 1,528,000,000
Financial settlement (Inflows)/ Outflows	(565,000,000)	(1,225,000,000)	(146,000,000)
Amount of gain or (loss) recognized in OCI	155,000,000	(26,000,000)	2,000,000
Designated
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	86,000,000	283,000,000	(3,000,000)
Financial settlement (Inflows)/ Outflows	(98,000,000)	(283,000,000)	4,000,000
Amount of gain or (loss) recognized in OCI	155,000,000	(26,000,000)	2,000,000
Designated | Aluminium
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			13,000,000
Amount of gain or (loss) recognized in OCI	4,000,000	31,000,000	(36,000,000)
Designated | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(16,000,000)
Financial settlement (Inflows)/ Outflows		47,000,000	4,000,000
Designated | Strategic Nickel
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	49,000,000	(1,000,000)
Financial settlement (Inflows)/ Outflows	(48,000,000)
Amount of gain or (loss) recognized in OCI	211,000,000	(52,000,000)
Designated | Foreign exchange cash flow hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	37,000,000	284,000,000
Financial settlement (Inflows)/ Outflows	(50,000,000)	(330,000,000)
Amount of gain or (loss) recognized in OCI	(60,000,000)	(5,000,000)	38,000,000
Non-designated | Foreign exchange and interest rate risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(96,000,000)	487,000,000	1,610,000,000
Financial settlement (Inflows)/ Outflows	(389,000,000)	(1,001,000,000)	(241,000,000)
Non-designated | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(92,000,000)	451,000,000	1,598,000,000
Financial settlement (Inflows)/ Outflows	(337,000,000)	(956,000,000)	(243,000,000)
Non-designated | Foreign exchange and interest rate risk | EURO floating rate vs. USD floating rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		(1,000,000)
Financial settlement (Inflows)/ Outflows		1,000,000	(1,000,000)
Non-designated | Foreign exchange and interest rate risk | USD floating rate vs. fixed USD rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		(2,000,000)	(2,000,000)
Financial settlement (Inflows)/ Outflows	4,000,000	3,000,000	8,000,000
Non-designated | Foreign exchange and interest rate risk | EuroBond Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(30,000,000)	(5,000,000)
Financial settlement (Inflows)/ Outflows	1,000,000	(1,000,000)
Non-designated | Foreign exchange and interest rate risk | Pre Dollar Swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(23,000,000)	4,000,000
Financial settlement (Inflows)/ Outflows	(1,000,000)	(2,000,000)
Non-designated | Foreign exchange and interest rate risk | Swap USD fixed rate vs. CDI
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	69,000,000
Financial settlement (Inflows)/ Outflows	(68,000,000)
Non-designated | Foreign exchange and interest rate risk | South African Rande Forward
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(8,000,000)
Financial settlement (Inflows)/ Outflows	8,000,000
Non-designated | Foreign exchange and interest rate risk | AUD floating rate vs. fixed USD rate swap
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		3,000,000	14,000,000
Financial settlement (Inflows)/ Outflows	(2,000,000)	(9,000,000)	(5,000,000)
Non-designated | Foreign exchange and interest rate risk | Treasury future
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(12,000,000)
Financial settlement (Inflows)/ Outflows	6,000,000
Non-designated | Foreign exchange and interest rate risk | Swap Convertibles
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		37,000,000
Financial settlement (Inflows)/ Outflows		(37,000,000)
Non-designated | Commodities price risk
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	92,000,000	(88,000,000)	22,000,000
Financial settlement (Inflows)/ Outflows	(78,000,000)	59,000,000	105,000,000
Non-designated | Commodities price risk | Fixed price program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	39,000,000	4,000,000	5,000,000
Financial settlement (Inflows)/ Outflows	(41,000,000)	(7,000,000)	79,000,000
Non-designated | Commodities price risk | Strategic program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	15,000,000	(87,000,000)	(95,000,000)
Financial settlement (Inflows)/ Outflows		105,000,000	73,000,000
Non-designated | Commodities price risk | Copper
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	1,000,000
Non-designated | Commodities price risk | Aluminium
Effects of derivatives
Financial settlement (Inflows)/ Outflows	7,000,000	16,000,000
Non-designated | Commodities price risk | Bunker Oil Hedge
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	37,000,000	4,000,000	50,000,000
Financial settlement (Inflows)/ Outflows	(48,000,000)	(34,000,000)	(16,000,000)
Non-designated | Commodities price risk | Coal
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		(4,000,000)
Financial settlement (Inflows)/ Outflows	2,000,000	3,000,000
Non-designated | Commodities price risk | Maritime Freight Hiring Protection Program
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)		(5,000,000)	66,000,000
Financial settlement (Inflows)/ Outflows	2,000,000	(24,000,000)	(37,000,000)
Non-designated | Commodities price risk | Natural gas
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(4,000,000)
Financial settlement (Inflows)/ Outflows			6,000,000
Non-designated | Embedded derivatives
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	(7,000,000)	(51,000,000)	(101,000,000)
Financial settlement (Inflows)/ Outflows			(14,000,000)
Non-designated | Embedded derivatives | For nickel concentrate costumer sales
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(25,000,000)
Financial settlement (Inflows)/ Outflows			(14,000,000)
Non-designated | Embedded derivatives | Customer raw material contracts
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)			(76,000,000)
Non-designated | Embedded derivatives | Energy - Aluminum options
Effects of derivatives
Amount of gain or (loss) recognized as financial income (expense)	$ (7,000,000)	$ (51,000,000)